INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
(Loss) income before income taxes	$ (50,640,075)	$ (32,534,439)
Income tax (recovery) expense at statutory rate	(13,673,000)	(8,784,000)
Permanent and other differences	8,136,000	6,697,000
Change in unrecognized deductible temporary differences	5,537,000	2,087,000
Income tax recovery	$ 0	$ 0
Statutory tax rate	27.00%	27.00%